Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Related party transactions

Note 29. Related party transactions

Balances and transactions between the Group and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its related parties are disclosed below.

Outstanding activities

During the year, the Group entities carried out the following transactions with joint ventures and other related parties:

	For the year ended December 31
	2022	2021[1]	2020[1]
Sale of finished products	$8,038	$5,628	$5,583
Revenue from services and consulting	1,034	116	87
Purchases of raw materials and other services	12,367	10,240	11,339

[1]	The Group corrected the disclosure of transactions with related parties for the years ended December 31, 2021 and 2020 to conform with the current period presentation. The modification includes the disclosure of sales that are performed through an agent with Industrias Intercaps de Venezuela C.A. and Laboratorios Vivax Pharmaceuticals C.A. in the amount of $1,803 for the year ended December 31, 2021 (2020: $1,826) and does not impact the results presented in the prior period.

For the year ended December 31, 2022 interest expense derived from related parties amount to $76 (2021: $61, 2020: $49).

The following current amounts were outstanding at the reporting date:

	As of December 31
	2022	2021
Trade and other receivables by related parties	$14,028	12,491
Loans owed by related parties	215	276
Less: provisions	(11,769)	(11,620)
Amounts owed by related parties, net	$2,474	$1,147

As of December 31, 2022 and 2021, the Group's balance for non-current trade and other receivables by related parties is comprised of $18,060 with Industrias Intercaps de Venezuela and $5,333 with Laboratorios Vivax Pharmaceuticals, which are fully provisioned.

	As of December 31
	2022	2021
Trade and other payables to related parties	$2,853	$1,335
Loans owed to related parties	61	7,115
Amounts owed to related parties	$2,914	$8,450

Current	$2,914	$8,450
Non-current	$—	$—

For the year ended December 31, 2022 donations to Fundación Procaps amount to $494 (2021: $427, 2020: $325) and are recognized as other expenses in profit or loss.

Goods and services were sold or provided parties during the year based on the price lists in force and terms that would be available to third parties.

All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within two months of the reporting date. None of the balances are secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.

Loans to and from related parties

Loans to related parties	2022	2021	2020
Balance as of January 1	$276	$304	$499
Loans advanced	—	—	—
Loan repayments received	(61)	(28)	(195)
Balance as of December 31	$215	$276	$304

Loans from related parties	2022	2021	2020
Balance as of January 1	$7,115	$15,844	$20,963
Loans advanced	61	—	32
Loan repayments	(7,191)	(9,154)	(5,856)
Interest accrued	76	425	705
Balance as of December 31	$61	$7,115	$15,844

The loans to and from related parties are repayable between one year from the reporting date. The average interest rate on the loans during the year was 6% (2021: 6%). Outstanding balances are unsecured and are repayable in cash.

No loss allowance was recognized in expense in 2022 or 2021.

For 2021, put option agreements with IFC and Hoche for the right to put back all or some of the ordinary shares they held in Crynssen was presented as a separate financial liability, until the effectiveness of the Transaction, even though both are related parties. See Note 19. Borrowings for further detail.

Transactions with directors and executive board management members

Total management compensation included in the Consolidated Statement of Profit or Loss and Other Comprehensive Income are as follows:

	For the year ended December 31
	2022	2021[1]	2020[1]
Short-term employee benefits	$2,415	$2,202	$1,972
Consulting fees	3,357	2,730	1,971
Total	$5,772	$4,932	$3,943

[1]	The Group corrected the disclosure of short-term employee benefits and consulting fees for the year ended December 31, 2021 and 2020. The correction does not impact the results presented in the prior period.